SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of the restricted share activity

A summary of the restricted share activity for the year ended June 30, 2019 is as follows:

	Number of restricted shares	Weighted average grant-date fair value

Un-vested at June 30, 2018	40,625	20.09
Vested at June 30, 2019	(22,500)	20.09
Un-vested at June 30, 2019	18,125	20.09

Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Vesting

The vesting schedule for such performance share options is as below:

	Number of vested	Months after the grant date
EPS Threshold	options	24 months	36 months	48 months

Annual growth rate over 15% but below 20%	1,160,000	348,000	348,000	464,000
CAGR equals or over 20% but below 25%	Additional 290,000	—	—	290,000
CAGR equals 25% or above	Additional 290,000	—	—	290,000

	Total	348,000	348,000	1,044,000

Schedule of performance option activity

A summary of the 2015 performance option activity for the year ended June 30, 2019 is as shown below:

			Weighted average
		Weighted	remaining
2015 Performance	Number of	average	contractual life	Aggregate
Options	shares	exercise price	(years)	intrinsic value

Outstanding as at June 30, 2018	306,000	21.93	1.87	64

Outstanding, vested and exercisable at June 30, 2019	306,000	21.75	0.87	—